Ordinary Shares - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2018 CNY (¥) Vote shares	Oct. 31, 2017	Aug. 31, 2017 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 $ / shares	Aug. 29, 2018 USD ($)	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Sep. 18, 2015 $ / shares shares	Sep. 18, 2015 ¥ / shares shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized				1,000,000,000					1,000,000,000			1,000,000,000	1,000,000,000
Ordinary shares, par value | (per share)							$ 0.00005		$ 0.00005			$ 0.00005	¥ 0.0003
Ordinary shares, shares issued									4,329,000			1	1
Share split, description				The shareholders of the Company approved a share split at a 1 to 2 ratio for each ordinary share and Preferred Share.	The shareholders of the Company approved a share split at a 1 to 2 ratio for each ordinary share and Preferred Share.
Share split, conversion ratio		0.5
Proceeds from initial public offering, net of issuance cost of 80,128	¥ 1,109,517			¥ 1,109,517	$ 161,373,000
Stock issuance costs | ¥	¥ 80,128			¥ 80,128		¥ 80,128
Ordinary shares, shares outstanding	4,329,000								4,329,000
American Depository Shares
Ordinary Shares [Line Items]
Ordinary shares newly issued	16,478,275
Number of shares repurchased				1,127,055	1,127,055
Class A Ordinary Shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized				796,062,195					796,062,195
Ordinary shares, par value | $ / shares							0.00005		$ 0.00005
Ordinary shares, shares issued				1,818,383
Ordinary shares newly issued	659,131			659,131	659,131
Common stock, voting right				Class A ordinary share is entitled to one vote	Class A ordinary share is entitled to one vote
Number of vote each ordinary shares entitled | Vote	1
Ordinary shares, shares outstanding	63,714			1,773,301
Authorized amount under share repurchase program | $								$ 50,000
Number of shares repurchased				45,082	45,082
Stock Repurchased During Period, Value | ¥				¥ 34,828
Class B Ordinary Shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized				826,389					826,389
Ordinary shares, par value | $ / shares							0.00005		$ 0.00005
Ordinary shares, shares issued				826,389
Common stock, voting right				Class B ordinary share is entitled to seven votes	Class B ordinary share is entitled to seven votes
Number of vote each ordinary shares entitled | Vote	7
Class of each ordinary shares convertible into class A ordinary shares	1
Ordinary shares, shares outstanding				826,389
Class C Ordinary Shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized				203,111,416					203,111,416
Ordinary shares, par value | $ / shares							$ 0.00005		$ 0.00005
Ordinary shares, shares issued				4,265,286
Common stock, voting right				Class C ordinary share is entitled to ten votes	Class C ordinary share is entitled to ten votes
Number of vote each ordinary shares entitled | Vote	10
Class of each ordinary shares convertible into class A ordinary shares	1
Ordinary shares, shares outstanding	4,265,286			4,265,286
Additional Ordinary Shares
Ordinary Shares [Line Items]
Ordinary shares, shares outstanding									4,329,000	3,818,618	3,818,618
Additional Ordinary Shares | Directors and Management
Ordinary Shares [Line Items]
Ordinary shares issued for no consideration			146,930
2017 Reorganization | Additional Ordinary Shares
Ordinary Shares [Line Items]
Ordinary shares newly issued			1,909,309